Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2014	Dec. 29, 2013	Dec. 30, 2012
Net Earnings	$ 16,323	$ 13,831	$ 10,514
Other Comprehensive Income (Loss), net of tax
Foreign currency translation	(4,601)	94	1,230
Securities
Unrealized holding gain (loss) arising during period	156	225	(248)
Reclassifications to earnings	(5)	(314)	(5)
Net change	151	(89)	(253)
Employee benefit plans
Prior service cost amortization during period	(18)	9	2
Prior service credit (cost) - current year	211	(27)	(8)
Gain amortization during period	400	515	370
Gain (loss) - current year	(4,098)	2,203	(1,643)
Effect of exchange rates	197	8	(52)
Net change	(3,308)	2,708	(1,331)
Derivatives & hedges
Unrealized gain (loss) arising during period	92	344	52
Reclassifications to earnings	(196)	(107)	124
Net change	(104)	237	176
Other comprehensive income (loss)	(7,862)	2,950	(178)
Total comprehensive income	8,461	16,781	10,336
Comprehensive loss attributable to noncontrolling interest, net of tax	0	0	339
Comprehensive income attributable to Johnson & Johnson	$ 8,461	$ 16,781	$ 10,675